Long-term Borrowing (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Summary of the Group's long-term borrowings
The following table summarizes the details of the Group’s long-term borrowings:

	Maturity Date	Principal Amount	Interest Rate Per Annum	As of
Type				December 31, 2021	December 31, 2022
				RMB	RMB
Bank loan	May 20, 2022	20,000	4.60%	20,000	—
Bank loan	May 19, 2023	20,000	4.75%	20,000	20,000
Bank loan	July 19, 2022	29,400	3.85%	26,710	—

Total				66,710	20,000

Less: Current portion of long-term borrowings				(46,710)	(20,000)

				20,000	—